REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE
Disclosure of disaggregation of revenue from contracts with customers

	2020			2019
	Brazil	Mexico	Total	Brazil	Mexico	Total
Gold	$223,272	$12,841	$236,113	$153,504	$16,724	$170,228
Silver	487	22,473	22,960	93	23,028	23,121
Lead	—	2,180	2,180	—	3,617	3,617
Zinc	—	3,161	3,161	—	4,861	4,861
Ore processing revenue	—	34	34	—	102	102
Smelting and refining charges	(69)	(4,031)	(4,100)	(200)	(3,524)	(3,724)
Revenue from contracts with customers	$223,690	$36,658	$260,348	$153,397	$44,808	$198,205
Changes in fair value from provisional pricing	—	457	457	—	448	448
Total revenue	$223,690	$37,115	$260,805	$153,397	$45,256	$198,653

Schedule of Revenue by Major Customers by Reporting Segments

Customer	Geographical Market	2020	2019
Customer A	Brazil	$122,303	$—
Customer B	Brazil	64,426	—
Customer C	Brazil	36,961	153,397
Customer D	Mexico (Guanajuato)	21,281	2,549
Customer E	Mexico (Topia)	13,950	—
Customer F	Mexico (Guanajuato)	(9)	18,445
Customer F	Mexico (Topia)	(110)	19,892
Customer G	Mexico (Guanajuato)	—	2,571
Customer G	Mexico (Topia)	1,969	1,697
Customer H	Mexico (Topia)	34	102
		$260,805	$198,653